CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	May 05, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Balances due from related parties	$ 993	$ 463
Borrowings	0	6,011
Financial liabilities related to business combinations	9,335	10,664
Clarice
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value		800
Sistemas Globales S.A. | Forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss, forward contracts	$ 44	73
Subsidiaries | Collokia investment
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 100	$ 100